TAXES OTHER THAN INCOME TAX (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXES OTHER THAN INCOME TAX
Consumption tax (i)	¥ 206,838	¥ 213,894	¥ 197,542
City construction tax (ii)	17,081	18,044	15,710
Special oil income levy	13,874	1,573	34
Education surcharge(ii)	12,337	13,409	11,678
Resources tax	8,752	6,432	4,572
Others	5,109	5,680	5,482
Taxes other than income tax	¥ 263,991	¥ 259,032	¥ 235,018